Intangible Asset (Tables)	6 Months Ended
Dec. 31, 2023
Intangible Asset [Abstract
Schedule of Intangible Asset
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
31 December 2023

Cost
As at 1 July	31,864,594	108,183,436	29,884,537	169,932,567
Additions	-	-	-	-
As at 31 December	31,864,594	108,183,436	29,884,537	169,932,567

Accumulated Amortisation
As at 1 July	(6,638,457)	(46,663,254)	-	(53,301,711)
Charge for the period	(1,593,230)	(25,126,754)	-	(26,719,984)
As at 31 December	(8,231,687)	(71,790,008)	-	(80,021,695)

Net carrying amount
As at 31 December 2023	23,632,907	36,393,428	29,884,537	89,910,872
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
30 June 2023

Cost
As at 1 July	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	47,799	47,799
Disposal	-	-	(47,799)	(47,799)
As at 30 June	31,864,594	108,183,437	29,884,537	169,932,568

Accumulated Amortisation
As at 1 July	(3,451,997)	(27,426,567)	-	(30,878,564)
Charge for the year	(3,186,460)	(19,236,688)	-	(22,423,148)
As at 30 June	(6,638,457)	(46,663,255)	-	(53,301,712)

Net carrying amount
As at 30 June 2023	25,226,137	61,520,182	29,884,537	116,630,856